                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  QUARTER ENDED JUNE 30, 2005

Check here if Amendment [ ]           Amendment Number: _______________________

This Amendment (Check only one):         [ ]  is a restatement
                                         [ ]  adds now holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:           PENSKE CORPORATION

Address:        2555 TELEGRAPH RD, BLOOMFIELD HILLS, MI 48302-0954

Form 13F File Number:   28-05645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:           ROBERT H. KURNICK, JR.

Title:          PRESIDENT

Phone:          248-648-2150

SIGNATURE, PLACE, AND DATE OF SIGNING:



/S/ ROBERT H. KURNICK, JR.            BLOOMFIELD HILLS, MI       JULY  5, 2005
-----------------------------         --------------------       -------------
(Signature)                           (City, State)              (Date)

REPORT TYPE (CHECK ONLY ONE):

[X} 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

REPORT SUMMARY:

Number of Other Included Managers:                         2
                                            -----------------------------------

Form 13F Information Table Entry Total:                    2
                                            -----------------------------------

Form 13F Information Table Value Total:     $           546,869
                                             ----------------------------------
                                                      (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing the report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries).

No.           Form 13F File Number                        Name
1                                              PENSKE AUTOMOTIVE HOLDINGS, INC.
2                                              PENSKE CAPITAL PARTNERS, LLC

                                                              AMOUNT AND
                                                           TYPE OF SECURITY                                 VOTING AUTHORITY
                                               ----------------------------------------               -----------------------------
NAME OF ISSUER   TITLE OF    CUSIP    VALUE    SHARES OR      SH/    PUT/    INVESTMENT      OTHER       SOLE       SHARED    NONE
                  CLASS              (X1000)   PRN AMOUNT    PRN     CALL    DISCRETION    MANAGERS
--------------   --------   ------   -------   ----------   -----   -----    ----------    --------   ----------   --------  ------
United Auto      Voting     909440   $546,869   18,351,303   SH               Defined          1        18,351,303
Group, Inc.      Common      10 9
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